Significant accounting policies, judgments and estimation uncertainty - Acquired and library content (Details) - Acquired and library content	12 Months Ended
Jun. 30, 2018
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Disclosure Of Detailed Information About Acquired And Library Content [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill period	1000.00%
Top of range
Disclosure Of Detailed Information About Acquired And Library Content [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill period	2000.00%